Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory federal tax rate	21.00%	34.00%	34.00%
Rate benefit from flow-through entity	(0.00%)	(33.80%)	(33.60%)
Loss attributable to non-controlling interests	(10.90%)	0.00%	0.00%
Effect of income tax rate change	0.00%	(1.80%)	0.00%
Change in valuation allowance	(10.70%)	1.40%	(3.30%)
Foreign taxes	(0.10%)	(0.30%)	(2.40%)
Effect of excess tax benefits relating to equity-based compensation	0.00%	0.00%	2.50%
Research and development credit	0.20%	(0.00%)	0.40%
State tax, net of federal tax effect	0.90%	0.00%	(0.10%)
Other	(0.90%)	0.20%	0.00%
Effective tax rate	(0.50%)	(0.30%)	(2.50%)